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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569


                  Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Ibbotson Conservative Allocation Fund
SCHEDULE OF INVESTMENTS 10/31/08 (unaudited)


Shares                                                             Value

          MUTUAL FUNDS - 92.7%
          PIONEER FUNDS - 92.7%
930,501   Pioneer Bond Fund Class Y                              $7,648,716

72,865    Pioneer Cullen Value Fund Class Y                      1,109,004

17,726    Pioneer Europe Select Equity Fund Class Y               343,708

70,993    Pioneer Fund Class Y                                   2,312,938

236,649   Pioneer Global High Yield Fund Class Y                 1,763,035

141       Pioneer Government Income Fund Class Y                   1,320

20,970    Pioneer Growth Opportunities Fund Class Y               356,075

292,770   Pioneer High Yield Fund Class Y                        2,049,389

112,035   Pioneer Independence Fund Class Y                       835,784

166,948   Pioneer International Equity Fund Class Y              2,283,845

36,655    Pioneer Mid-Cap Growth Fund Class Y                     346,025

22,040    Pioneer Mid-Cap Value Fund Class Y                      347,353

78,274    Pioneer Oak Ridge Large Cap Growth Fund Class Y         726,387

260,242   Pioneer Research Fund Class Y                          1,819,093

971,548   Pioneer Short Term Income Fund Class Y                 8,918,809

21,545    Pioneer Small Cap Value Fund Class Y                    345,800

208,133   Pioneer Strategic Income Fund Class Y                  1,831,568

75,006    Pioneer Value Fund Class Y                              716,304

          TOTAL INVESTMENTS IN SECURITIES - 92.7%
          (Cost $42,383,650) (a)                                 $33,755,153
          OTHER ASSETS AND LIABILITIES - 7.3%                    $2,650,903
          TOTAL NET ASSETS - 100.0%                              $36,406,056


(a) At October 31, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $42,383,650 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
          an excess of value over tax cost                          $32
       Aggregate gross unrealized loss for all investments in which there is
          an excess of tax cost over value                       (8,628,529)
          Net unrealized loss                                    ($8,628,497)

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of October
              31, 2008, in valuing the Fund's assets:
Valuation Inputs                                                 Investments
                                                               in Securities
Level 1 - Quoted Prices                                         $33,755,153
Level 2 - Other Significant Observable Inputs                        0
Level 3 - Significant Unobservable Inputs                            0
Total                                                           $33,755,153


Pioneer Ibbotson Moderate Allocation Fund
SCHEDULE OF INVESTMENTS 10/31/08 (unaudited)


Shares                                                             Value

          MUTUAL FUNDS - 98.0%
          PIONEER FUNDS - 98.0%
3,176,364 Pioneer Bond Fund Class Y                              $26,109,715

541,664   Pioneer Cullen Value Fund Class Y                      8,244,123

160,663   Pioneer Emerging Markets Fund Class Y                  2,765,005

271,414   Pioneer Europe Select Equity Fund Class Y              5,262,713

536,318   Pioneer Fund Class Y                                   17,473,243

937,913   Pioneer Global High Yield Fund Class Y                 6,987,452

11,489    Pioneer Government Income Fund Class Y                  107,191

415,615   Pioneer Growth Opportunities Fund Class Y              7,057,141

1,020,016 Pioneer High Yield Fund Class Y                        7,140,110

910,943   Pioneer Independence Fund Class Y                      6,795,638

1,139,083 Pioneer International Equity Fund Class Y              15,582,655

368,790   Pioneer Mid-Cap Growth Fund Class Y                    3,481,374

358,528   Pioneer Mid-Cap Value Fund Class Y                     5,650,405

1,074,708 Pioneer Oak Ridge Large Cap Growth Fund Class Y        9,973,286

352,316   Pioneer Real Estate Shares Fund Class Y                5,129,722

2,382,489 Pioneer Research Fund Class Y                          16,653,601

3,343,991 Pioneer Short Term Income Fund Class Y                 30,697,838

315,818   Pioneer Small Cap Value Fund Class Y                   5,068,875

470,854   Pioneer Strategic Income Fund Class Y                  4,143,514

631,089   Pioneer Value Fund Class Y                             6,026,896

          TOTAL INVESTMENTS IN SECURITIES - 98.0%
          (Cost $256,393,564) (a)                                $190,350,497
          OTHER ASSETS AND LIABILITIES - 2.0%                    $3,949,182
          TOTAL NET ASSETS - 100.0%                              $194,299,679

(a) At October 31, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $256,393,564 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
          an excess of value over tax cost                        $1,847
       Aggregate gross unrealized loss for all investments in which there is
          an excess of tax cost over value                       (66,044,914)
          Net unrealized loss                                   ($66,043,067)


          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of October
              31, 2008, in valuing the Fund's assets:
Valuation Inputs                                                 Investments
                                                               in Securities
Level 1 - Quoted Prices                                         $190,350,497
Level 2 - Other Significant Observable Inputs                        0
Level 3 - Significant Unobservable Inputs                            0
Total                                                           $190,350,497


Pioneer Ibbotson Growth Allocation Fund
SCHEDULE OF INVESTMENTS 10/31/08 (unaudited)


Shares                                                             Value

          MUTUAL FUNDS - 100.2%
          PIONEER FUNDS - 100.2%
2,296,634 Pioneer Bond Fund Class Y                              $18,878,331

575,595   Pioneer Cullen Value Fund Class Y                      8,760,553

342,667   Pioneer Emerging Markets Fund Class Y                  5,897,302

165,475   Pioneer Equity Income Fund Class Y                     3,544,470

263,989   Pioneer Europe Select Equity Fund Class Y              5,118,751

580,663   Pioneer Fund Class Y                                   18,918,010

476,042   Pioneer Global High Yield Fund Class Y                 3,546,511

1,650     Pioneer Government Income Fund Class Y                  15,392

462,833   Pioneer Growth Opportunities Fund Class Y              7,858,906

723,867   Pioneer High Yield Fund Class Y                        5,067,069

996,070   Pioneer Independence Fund Class Y                      7,430,685

1,305,663 Pioneer International Equity Fund Class Y              17,861,470

535,121   Pioneer Mid-Cap Growth Fund Class Y                    5,051,545

517,519   Pioneer Mid-Cap Value Fund Class Y                     8,156,095

1,067,140 Pioneer Oak Ridge Large Cap Growth Fund Class Y        9,903,057

459,703   Pioneer Real Estate Shares Fund Class Y                6,693,272

2,589,252 Pioneer Research Fund Class Y                          18,098,874

1,890,127 Pioneer Short Term Income Fund Class Y                 17,351,363

415,441   Pioneer Small Cap Value Fund Class Y                   6,667,823

232,370   Pioneer Strategic Income Fund Class Y                  2,044,853

610,006   Pioneer Value Fund Class Y                             5,825,560

          TOTAL INVESTMENTS IN SECURITIES - 100.2%
          (Cost $259,490,739) (a)                                $182,689,892
          OTHER ASSETS AND LIABILITIES - (0.2%)                  ($333,996)
          TOTAL NET ASSETS - 100.0%                              $182,355,896


(a) At October 31, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $259,490,739 was as follows:

        Aggregate gross unrealized gain for all investments in which there is
          an excess of value over tax cost                         $295
        Aggregate gross unrealized loss for all investments in which there is
          an excess of tax cost over value                       (76,801,142)
          Net unrealized loss                                   ($76,800,847)

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of October
              31, 2008, in valuing the Fund's assets:
Valuation Inputs                                                 Investments
                                                               in Securities
Level 1 - Quoted Prices                                         $182,689,892
Level 2 - Other Significant Observable Inputs                        0
Level 3 - Significant Unobservable Inputs                            0
Total                                                           $182,689,892


Pioneer Ibbotson Aggressive Allocation Fund
SCHEDULE OF INVESTMENTS 10/31/08 (unaudited)


Shares                                                             Value

          MUTUAL FUNDS - 99.7%
          PIONEER FUNDS - 99.7%
1,000,781 Pioneer Bond Fund Class Y                              $8,226,420

334,664   Pioneer Cullen Value Fund Class Y                      5,093,587

309,340   Pioneer Emerging Markets Fund Class Y                  5,323,746

88,952    Pioneer Equity Income Fund Class Y                     1,905,346

279,744   Pioneer Europe Select Equity Fund Class Y              5,424,234

366,934   Pioneer Fund Class Y                                   11,954,713

469,121   Pioneer Growth Opportunities Fund Class Y              7,965,669

623,548   Pioneer Independence Fund Class Y                      4,651,671

1,164,347 Pioneer International Equity Fund Class Y              15,928,265

345,202   Pioneer Mid-Cap Growth Fund Class Y                    3,258,703

431,235   Pioneer Mid-Cap Value Fund Class Y                     6,796,261

910,775   Pioneer Oak Ridge Large Cap Growth Fund Class Y        8,451,994

357,648   Pioneer Real Estate Shares Fund Class Y                5,207,362

1,560,725 Pioneer Research Fund Class Y                          10,909,470

688       Pioneer Short Term Income Fund Class Y                   6,315

486,152   Pioneer Small Cap Value Fund Class Y                   7,802,747

380,749   Pioneer Value Fund Class Y                             3,636,157

          TOTAL INVESTMENTS IN SECURITIES - 99.7%
          (Cost $164,727,441) (a)                              $112,542,660
          OTHER ASSETS AND LIABILITIES - (0.3%)                  $336,632
          TOTAL NET ASSETS - 100.0%                            $112,879,292

(a) At October 31, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $164,727,441 was as follows:

        Aggregate gross unrealized gain for all investments in which there is
          an excess of value over tax cost                          $0
        Aggregate gross unrealized loss for all investments in which there is
          an excess of tax cost over value                      (52,184,781)
          Net unrealized loss                                  ($52,184,781)

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of October
              31, 2008, in valuing the Fund's assets:
Valuation Inputs                                                 Investments
                                                                in Securities
Level 1 - Quoted Prices                                         $112,542,660
Level 2 - Other Significant Observable Inputs                        0
Level 3 - Significant Unobservable Inputs                            0
Total                                                           $112,542,660


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date December 29, 2008

* Print the name and title of each signing officer under his or her signature.